Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Other Receivables
	As of December 31,
	2023	2022
	(in thousands)
Prepaid expenses	$315	$668
Government institutions	47	124
Other receivables	118	33
	$480	$825